Acquisition of assets, Consideration Transferred (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Consideration transferred [Abstract]
Common shares issued		$ 97,546
Treasury shares transferred			$ 53,439	$ 17,951
CTI [Member]
Consideration transferred [Abstract]
Common shares issued	$ 208,316
Treasury shares transferred	12,832
Cost of issuing new common shares	(936)
Net consideration transferred in the form of issued common shares and treasury shares	$ 220,212